LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Weighted average number of instruments excluded from calculating basic earnings (loss) per instrument, participating equity instruments other than ordinary shares (in shares)	4,783,465	4,955,323	3,395,484